PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 8 – Property, Plant and Equipment

Property, plant and equipment consisted of the following at February 28, 2022 and May 31, 2021.

	February 28, 2022	May 31, 2021
Office equipment	$126,824	$120,068
Furniture and fixtures	148,358	145,103
Machinery & Equipment	1,950,500	1,823,094
Leasehold improvements	2,850,475	2,822,017
Less: accumulated depreciation	(1,883,803)	(1,434,614)
Property, plant, and equipment, net	$3,192,354	$3,475,668

The Company made payments in the amounts of $165,875 and $181,266 for property and equipment during the nine months ended February 28, 2022 and 2021, respectively.

Depreciation of property, plant, and equipment was $150,883 and $139,989 for the three months ended February 28, 2022 and 2021 respectively. Depreciation of property, plant, and equipment was $449,189 and $423,737 for the nine months ended February 28, 2022 and 2021, respectively.

NOTE 9 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Office equipment	$120,068	$94,887
Furniture & fixtures	145,103	144,025
Machinery & equipment	1,823,094	1,741,830
Leasehold improvements	2,822,017	2,662,967
Less: accumulated depreciation	(1,434,614)	(868,200)
Property and equipment, net	$3,475,668	$3,775,509

The Company made payments in the amounts of $269,437 and $1,923,338 for property and equipment during the years ended May 31, 2021 and 2020, respectively. The Company also reclassified from deposits to property, plant and equipment the amounts of $0 and $281,966 during the years ended May 31, 2021 and 2020, respectively. During the year ended May 31, 2020, the Company disposed of fixed assets with a net book value of $16,817 and recorded a loss on disposal of fixed assets in that amount. There was no such comparable transaction during the year ended May 31, 2021.

Depreciation expense totaled $569,278 and $323,279 for the years ended May 31, 2021 and 2020, respectively.